ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory
Purchased materials	$ 973,822	$ 796,609	$ 659,835
Finished goods	455,264	566,834	396,921
Total	$ 1,429,086	$ 1,363,443	$ 1,056,756